Disclosure of detailed information about goodwill (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Disclosure Of Detailed Information About Goodwill
Balance, August 31,	$ 15,200,188	$ 18,495,121
Held for sale - Eden Games		(345,150)
Effect of foreign exchange	(10,314)	(35,638)
Balance, February 28,	$ 15,189,874	$ 18,114,333